Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2016:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$199,966,608	$—	$199,966,608
Mortgage-backed securities	—	148,264,710	—	148,264,710
State, County, Municipals	—	144,922,150	—	144,922,150
Other Investments	—	—	2,971,106	2,971,106

	$—	$493,153,468	$2,971,106	$496,124,574

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2015:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$82,250,366	$—	$82,250,366
Mortgage-backed securities	—	91,721,965	—	91,721,965
State, County, Municipals	—	90,376,363	—	90,376,363
Other Investments	—	—	2,915,709	2,915,709

	$—	$264,348,694	$2,915,709	$267,264,403

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2016 and December 31, 2015.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2016	2015
Balance at January 1	$2,915,709	$2,872,723
Principal payments received	(69,631)	(75,182)
Unrealized gains included in other comprehensive income	125,028	118,168

Balance at December 31	$2,971,106	$2,915,709

Asset Measured at Fair Value on Nonrecurring Basis

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2016 and 2015 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2016
Impaired loans	$—	$—	$3,591,516	$3,591,516
Other real estate owned	—	—	1,893,949	1,893,949

	$—	$—	$5,485,465	$5,485,465

December 31, 2015
Impaired loans	$—	$—	$8,926,364	$8,926,364
Other real estate owned	—	—	538,262	538,262

	$—	$—	$9,464,626	$9,464,626

Carrying Value and Estimated Fair Value of Financial Instruments

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2016 and December 31, 2015:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2016		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$21,688,557	$21,688,557	$—	$—	$21,688,557
Interest bearing deposits with banks	48,603,182	48,603,182	—	—	48,603,182
Securities available-for-sale	496,124,574	—	493,153,468	2,971,106	496,124,574
Net loans	390,148,343	—	—	391,106,337	391,106,337

Financial liabilities
Deposits	$760,152,340	$563,440,632	$—	$196,859,851	$760,300,483
Federal Home Loan Bank advances	20,000,000	—	—	20,283,999	20,283,999
Securities Sold under Agreement to Repurchase	150,282,913	150,282,913	—	—	150,282,913

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2015		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$14,947,690	$14,947,690	$—	$—	$14,947,690
Interest bearing deposits with banks	42,267,777	42,267,777	—	—	42,267,777
Securities available-for-sale	267,264,403	—	264,348,694	2,915,709	267,264,403
Securities held-to-maturity	161,043,404	—	169,045,835	—	169,045,835
Net loans	423,108,391	—	—	425,096,569	425,096,569

Financial liabilities
Deposits	$753,404,788	$542,640,313	$—	$210,890,430	$753,530,743
Federal Home Loan Bank advances	20,000,000	—	—	20,534,935	20,534,935
Securities Sold under Agreement to Repurchase	104,298,182	104,298,182	—	—	104,298,182